Equity-Based Compensation - Impact of Stock Options/Rights and Restricted Stock Units on Income and Cash Flows (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock option/rights compensation expense	$ 19	$ 23	$ 87	$ 90	$ 93
RSU compensation expense	73	71	306	274	293
Total equity-based compensation expense	92	94	393	364	386
Tax impact			(99)	(123)	(131)
Reduction in net income			294	241	255
Equity-based compensation expense capitalized during the period	$ 16	$ 19	$ 70	$ 78	78
Tax benefit reported in cash flow from financing activities					$ 208